FEDERAL HOME LOAN BANK STOCK (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
FEDERAL HOME LOAN BANK (FHLB) STOCK [Abstract]
Federal Home Loan Bank stock, at cost	$ 6,044	$ 6,564